BIOLOGICAL ASSETS - Disclosure of reconciliation of changes in biological assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 CAD ($)
Disclosure of detailed information about biological assets [abstract]
Beginning Balance	$ 1,687
Production costs capitalized	4,867
Changes in fair value less cost to sell due to biological transformation	1,200
Transferred to inventory upon harvest	(6,152)
Restructuring write-off	(108)
Foreign exchange translation	(3)
Ending Balance	$ 1,491